Business Developments (Acquisition of AlbaCore Capital Group) (Details) - JPY (¥) ¥ in Millions		5 Months Ended	12 Months Ended
	Nov. 14, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business Developments [Line Items]
Goodwill		¥ 493,758	¥ 566,536	¥ 558,164	¥ 493,758
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years			16 years	16 years
Albacore Capital Group
Business Developments [Line Items]
Percentage of voting interests acquired	75.00%
Consideration transferred	¥ 49,266
Contingent consideration	17,979
Acquisition related costs					2,599
Assets acquired	33,583
Cash and bank deposits acquired	6,448
Intangible assets	23,709
Liabilities acquired	12,187
Deferred tax liabilities acquired	5,927
Goodwill	¥ 63,063
Weighted average amortization period, in years	15 years 8 months 12 days
Noncontrolling interests, recorded on acquisition	¥ 17,214
Revenues		1,107
Earnings or loss of acquiree since acquisition date		¥ (155)
Finite-lived intangible assets, purchase accounting adjustments					¥ 1,426
Albacore Capital Group | Customer relationships
Business Developments [Line Items]
Intangible assets	¥ 22,478
Weighted average amortization period, in years	16 years